Condensed Consolidated Interim Statement of Financial Position (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	[1]	Jan. 01, 2023 [1]
Non-current assets
Property and equipment	$ 1	$ 1		$ 1
Right-of-use assets	417,619	95,198		481,923
Intangible assets	4,627,072	4,627,072		4,208,930
Other non-current financial assets	88,999	95,070		209,991
Investment in an associate	2,411,469	2,872,623
Total non-current assets	7,545,160	7,689,964		4,900,845
Current assets
Inventories				12,587
Trade receivables				7,053
Other receivables	121,310	88,916		817,195
Prepayments	75,213	337,293		766,691
Derivative financial instruments	262,035	293,630		292,051
Cash and cash equivalents	65,455	733,701		16,641
Total current assets	524,013	1,453,540		1,912,218
Total assets	8,069,173	9,143,504		6,813,063
EQUITY AND LIABILITIES
Share capital	5,341	2,956		267,773
Share premium		23,889,332		216,923,016
Other reserves	5,054,761	5,129,585		84,113
Retained earnings/(Accumulated deficit)	1,258,213	(21,346,630)		(226,262,915)
Total shareholders’ equity/(deficit) attributable to owners of the Company	6,318,315	7,675,243	[2]	(8,988,013)
Non-current liabilities
Non-current lease liabilities	304,053			371,451
Employee benefit liability	218,940	411,917		363,427
Deferred income				1,007,675
Deferred tax liabilities				136,061
Total non-current liabilities	522,993	411,917		1,878,614
Current liabilities
Loan				6,345,041
Current lease liabilities	123,384	118,430		127,398
Trade and other payables	526,571	523,367		5,312,293
Accrued expenses	577,910	414,547		2,137,730
Total current liabilities	1,227,865	1,056,344		13,922,462
Total liabilities	1,750,858	1,468,261		15,801,076
Total equity and liabilities	$ 8,069,173	$ 9,143,504		$ 6,813,063

[1]	Amounts have been re-presented from those previously published to reflect the change in the Group’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Amounts have been re-presented from those previously published to reflect the change in the Group’s presentation currency from Swiss francs to US dollars (see Note 2)